Cover Page	Mar. 09, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 09, 2025
Entity Registrant Name	Redfin Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38160
Entity Tax Identification Number	74-3064240
Entity Address, Address Line One	1099 Stewart Street
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98101
City Area Code	(206)
Local Phone Number	576-8333
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	RDFN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001382821
Amendment Flag	false